Tangible asset (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, plant and equipment [abstract]
Acquisitions through business combinations, property, plant and equipment	€ 2,538	€ 4,053
Disposals, property, plant and equipment	848	1,004
Gains (losses) on disposals of property, plant and equipment	27	€ 30
Right-of-use assets	€ 4,541		€ 5,051